Benefit Costs Included in Accumulated Other Comprehensive Loss that have not yet Recognized in Net Periodic Pension Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	$ 276.4	$ 300.3	$ 241.3
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, net of accumulated taxes of $3.5 and $0.9 in 2012 and 2011, respectively, for pension benefits and $(0.3) and $(0.4) in 2012 and 2011, respectively, for other benefits	6.0	1.8
Net actuarial loss, net of accumulated taxes of $151.5 and $165.6 in 2012 and 2011, respectively, for pension benefits and $4.6 and $6.0 in 2012 and 2011, respectively, for other benefits	262.9	288.6
Accumulated other comprehensive loss	268.9	290.4
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, net of accumulated taxes of $3.5 and $0.9 in 2012 and 2011, respectively, for pension benefits and $(0.3) and $(0.4) in 2012 and 2011, respectively, for other benefits	(0.4)	(0.6)
Net actuarial loss, net of accumulated taxes of $151.5 and $165.6 in 2012 and 2011, respectively, for pension benefits and $4.6 and $6.0 in 2012 and 2011, respectively, for other benefits	7.9	10.5
Accumulated other comprehensive loss	$ 7.5	$ 9.9